UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

February 13, 2026
Date of Report

Rialto Real Estate Fund IV – Debt, L.P.
(Exact name of securitizer as specified in its charter)

025-04974	0001788190
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Sorana Georgescu – (305) 485-2077

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Rialto Real Estate Fund IV – Debt, L.P. has indicated by check mark that there is no activity for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports Under Rule 15Ga-1

The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer, or by an affiliate of the securitizer, was July 21, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2026	RIALTO REAL ESTATE FUND IV – DEBT, LP (Securitizer)

By: RIALTO PARTNERS GP IV – DEBT, LLC, its General Partner

By: Rialto Capital Management, LLC, its General Partner

	By:	/s/ Sorana Georgescu
		Name:	Sorana Georgescu
		Title:	Secretary